Brokerage And Custodial Fees (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Brokerage And Custodial Fees [Abstract]
Schedule Of Brokerage And Custodial Fees

	Three months ending June 30,		Six months ending June 30,
	2013	2012	2013	2012
Brokerage fees	$6,457,574	$10,012,903	$13,657,635	$21,290,632
Custodial fees	145	184	325	324
Total	$6,457,719	$10,013,087	$13,657,960	$21,290,956

	2012	2011	2010
Brokerage fees	$37,951,047	$54,834,417	$57,320,020
Custodial fees	687	512	155
Total	$37,951,734	$54,834,929	$57,320,175